UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 118.4%
BANK 0.1%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	128,300	$2,566,000
CONSUMER DISCRETIONARY—CABLE & SATELLITE 5.4%
Eutelsat Communications (France)(e)	649,500	25,943,476
SES SA (Luxembourg)(e),(f)	2,461,700	63,407,482
		89,350,958
ENERGY 21.1%
INTEGRATED OIL & GAS 1.8%
Origin Energy Ltd. (Australia)(e)	1,751,394	29,383,404
OIL & GAS STORAGE & TRANSPORTATION 19.3%
Buckeye Partners LP	211,440	13,434,898
El Paso Corp. (e),(g),(h)	1,038,200	18,687,600
Enbridge (Canada)(e),(f)	681,612	41,775,539
Enbridge Energy Partners LP (e),(h)	132,318	8,550,389
Energy Transfer Partners LP (e),(h)	587,777	30,423,338
Enterprise Products Partners LP (e),(h)	834,100	35,916,346
Kinder Morgan Energy Partners LP (e),(h)	330,692	24,500,970
Magellan Midstream Partners LP (e),(h)	166,397	9,960,524
MarkWest Energy Partners LP (e),(h)	1,145,943	55,543,857
TransCanada Corp. (Canada)(e)	1,132,300	45,910,999
Williams Cos. (The) (e),(h)	1,182,691	36,876,305
		321,580,765
TOTAL ENERGY		350,964,169
INDUSTRIALS 32.4%
AIRPORT SERVICES 4.6%
Auckland International Airport Ltd. (New Zealand)(e)	5,293,013	8,945,430
Australian Infrastructure Fund (Australia)	2,650,000	5,249,066
Fraport AG (Germany)	378,900	27,767,074
Map Group (Australia)(e)	11,214,268	35,262,404
		77,223,974

	Number of Shares	Value
CONSTRUCTION & ENGINEERING 9.8%
Ferrovial SA (Spain)(e)	4,645,800	$58,268,622
Vinci SA (France)(e)	1,687,807	105,473,436
		163,742,058
HIGHWAYS & RAILTRACKS 12.8%
Abertis Infraestructuras S.A. (Spain)	353,800	7,686,541
Atlantia S.p.A. (Italy)(e),(f)	2,586,460	59,271,614
Cia de Concessoes Rodoviarias (Brazil)(e)	1,209,677	35,120,013
Jiangsu Expressway Co., Ltd., Class H (Hong Kong)	3,616,968	4,073,335
OHL Mexico SAB de CV (Mexico)(d)	2,208,060	4,074,751
Shenzhen Expressway Co., Ltd. (Hong Kong)	12,800,385	8,392,562
Transurban Group (Australia)(e)	16,906,379	93,905,772
		212,524,588
MARINE PORTS & SERVICES 1.8%
Hamburger Hafen und Logistik AG (Germany)	170,100	7,912,979
Hutchison Port Holdings Trust (Singapore)(d)	2,909,000	2,879,910
Koninklijke Vopak NV (Netherlands)	400,940	19,290,795
		30,083,684
RAILROADS 3.4%
East Japan Railway Co. (Japan)(e)	1,007,000	55,991,524
TOTAL INDUSTRIALS		539,565,828
TELECOMMUNICATION SERVICES 11.8%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.5%
AT&T (e),(h)	692,100	21,178,260
Frontier Communications Corp. (e),(h)	145,536	1,196,306
Verizon Communications (h)	506,300	19,512,802
		41,887,368

	Number of Shares	Value
WIRELESS TELECOMMUNICATION SERVICES 9.3%
American Tower Corp. (d),(e),(g),(h)	1,997,800	$103,525,996
Crown Castle International Corp. (d),(e),(g),(h)	1,218,900	51,864,195
		155,390,191
TOTAL TELECOMMUNICATION SERVICES		197,277,559
UTILITIES 47.6%
ELECTRIC UTILITIES 23.1%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	500	2,362
CLP Holdings Ltd. (Hong Kong)(e)	2,517,500	20,438,273
Duke Energy Corp. (e),(f),(h)	650,268	11,802,364
E.ON AG (Germany)(e)	1,013,800	30,962,108
EDP - Energias de Portugal SA (Portugal)	3,245,000	12,637,536
Enel S.p.A. (Italy)(e)	7,458,960	47,019,069
Entergy Corp. (e),(g),(h)	336,350	22,606,084
Hongkong Electric Holdings Ltd. (Hong Kong)(e)	5,388,900	35,921,150
ITC Holdings Corp. (e),(h)	104,090	7,275,891
Kansai Electric Power Co. (The) (Japan)(e)	965,400	21,018,747
NextEra Energy (e),(g),(h)	779,300	42,955,016
PPL Corp.	754,300	19,083,790
Southern Co. (e),(h)	1,292,609	49,261,329
Spark Infrastructure Group, 144A (Australia)(a)	5,909,320	6,845,780
Terna Rete Elettrica Nazionale S.p.A. (Italy)(e)	11,392,800	54,540,747
Tokyo Electric Power Co. (The) (Japan)(e)	294,500	1,649,880
		384,020,126
GAS UTILITIES 5.0%
Enn Energy Holdings Ltd. (Hong Kong)	2,506,000	7,796,466
Hong Kong and China Gas Co., Ltd. (Hong Kong)	2,786,000	6,669,022
Korea Gas Corp. (South Korea)	153,708	5,128,504
Questar Corp. (e),(h)	673,385	11,750,568
Snam Rete Gas S.p.A. (Italy)(e)	9,175,900	51,574,182
		82,918,742

	Number of Shares	Value
MULTI UTILITIES 19.0%
AGL Energy Ltd. (Australia)(e)	983,600	$14,558,799
CenterPoint Energy (e),(h)	817,746	14,359,620
GDF Suez (France)(e)	1,377,056	56,107,435
National Grid PLC (United Kingdom)(e)	5,545,969	52,847,222
PG&E Corp. (e),(g),(h)	949,607	41,953,637
RWE AG (Germany)(e)	347,000	22,102,522
Sempra Energy (e),(h)	450,500	24,101,750
Suez Environnement SA (France)(e)	1,005,300	20,800,774
United Utilities Group PLC (United Kingdom)(e)	2,716,423	25,775,698
Wisconsin Energy Corp. (e),(h)	956,386	29,169,773
Xcel Energy (e),(h)	638,500	15,253,765
		317,030,995
WATER UTILITIES 0.5%
American States Water Co. (e),(g),(h)	121,656	4,362,584
China Water Affairs Group Ltd. (Hong Kong)	10,632,000	4,032,165
		8,394,749
TOTAL UTILITIES		792,364,612
TOTAL COMMON STOCK (Identified cost—$1,756,294,210)		1,972,089,126
PREFERRED SECURITIES—$25 PAR VALUE 13.3%
BANK 2.3%
Ally Financial, 7.25%, due 2/7/33	120,000	2,900,400
Ally Financial, 7.30%, due 3/9/31(e)	120,000	2,893,200
Ally Financial, 8.50%, due 5/15/16, Series A	140,000	3,481,800
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(e)	500,000	12,490,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(e)	249,797	6,179,978
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b)	100,000	4,709,380
Wachovia Corp., 7.25%, Series A	200,000	5,110,000
		37,764,758

	Number of Shares	Value
BANK—FOREIGN 1.6%
Barclays Bank PLC, 7.75%, Series IV	125,000	$3,215,000
Deutsche Bank Contingent Capital Trust III, 7.60%(e),(h)	444,500	11,654,790
National Westminster Bank PLC, 7.76%, Series C(e)	494,292	11,882,780
		26,752,570
ELECTRIC—INTEGRATED 0.6%
NextEra Energy, 8.375%, due 6/1/12, ($50 par value)(e)	100,000	5,161,000
Southern California Edison Co., Series D ($100 par value)	50,000	4,970,315
		10,131,315
FINANCE—MORTGAGE LOAN/BROKER 0.9%
Countrywide Capital IV, 6.75%, due 4/1/33(e),(h)	450,000	11,146,500
Countrywide Capital V, 7.00%, due 11/1/36(e),(h)	160,000	4,001,600
		15,148,100
INSURANCE 3.0%
LIFE/HEALTH INSURANCE—FOREIGN 0.7%
Aegon NV, 6.50%(e)	350,016	7,959,364
Aegon NV, 6.875%	180,000	4,273,200
		12,232,564
MULTI-LINE—FOREIGN 1.6%
Allianz SE, 8.375%(e),(h)	310,795	8,323,494
ING Groep N.V., 7.05%(e),(h)	160,000	3,731,200
ING Groep N.V., 7.375%(e),(h)	590,314	14,185,245
		26,239,939
REINSURANCE—FOREIGN 0.7%
Arch Capital Group Ltd., 8.00%(e)	193,000	4,919,570
Aspen Insurance Holdings Ltd., 7.401%, Series A (e),(h)	72,256	1,760,156
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,955,000
		10,634,726
TOTAL INSURANCE		49,107,229

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Telephone & Data Systems, 6.875%, due 11/15/59	189,725	$4,737,433
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(e)	152,921	3,842,905
		8,580,338
REAL ESTATE 3.7%
DIVERSIFIED 0.4%
Forest City Enterprises, 7.375%, due 2/1/34, Class A(e),(h)	259,975	6,221,202
HEALTH CARE 0.6%
Health Care REIT, 7.625%, Series F(e),(h)	210,000	5,361,300
LTC Properties, 8.00%, Series F(e),(h)	171,039	4,296,500
		9,657,800
HOTEL 0.1%
LaSalle Hotel Properties, 7.50%, Series H	84,800	2,041,136
OFFICE 1.4%
Alexandria Real Estate Equities, 8.375%, Series C(e),(h)	253,283	6,458,717
Brandywine Realty Trust, 7.50%, Series C(e)	160,010	4,006,650
SL Green Realty Corp., 7.625%, Series C(e),(h)	337,218	8,450,683
SL Green Realty Corp., 7.875%, Series D(e)	211,983	5,346,211
		24,262,261
RESIDENTIAL 0.2%
APARTMENT 0.2%
Apartment Investment & Management Co., 8.00%, Series T(e)	138,400	3,473,840
SHOPPING CENTER 1.0%
COMMUNITY CENTER 0.6%
Developers Diversified Realty Corp., 7.50%, Series I(e),(h)	433,439	10,814,303
REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(e)	236,641	5,892,361
TOTAL SHOPPING CENTER		16,706,664
TOTAL REAL ESTATE		62,362,903
TRANSPORT—MARINE 0.7%
Seaspan Corp., 9.50%, due 1/29/49, Series C	400,000	10,768,000

	Number of Shares	Value
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$203,688,001)		$220,615,213
PREFERRED SECURITIES—CAPITAL SECURITIES 15.3%
BANK 3.2%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(b),(e)	2,400,000	2,507,714
Bank of America Corp., 8.125%, due 12/29/49(e),(h)	10,000,000	10,766,200
Citigroup Capital III, 7.625%, due 12/1/36	5,000,000	5,196,000
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	7,000	7,861,875
JP Morgan Chase & Co., 7.90%, due 12/31/49(e),(h)	8,070,000	8,860,077
Sovereign Capital Trust VI, 7.908%, due 6/13/36(e)	2,415,000	2,421,132
Wachovia Capital Trust V, 7.965%, due 6/1/27, 144A(a)	3,525,000	3,623,492
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(e),(h)	10,250,000	11,275,000
		52,511,490
BANK—FOREIGN 3.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49(e)	8,404,000	9,224,348
Barclays Bank PLC, 6.278%, due 12/31/49(e)	10,940,000	9,517,800
Barclays Bank PLC, 6.860%,due 9/29/49, 144A (FRN)(a)	3,396,000	3,209,220
Claudius Ltd., 7.875%, due 12/29/49	5,500,000	5,692,500
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(e),(h)	9,750,000	13,162,500
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	9,290,000	8,964,850
Santander UK PLC, 7.95%, due 10/26/29	5,500,000	5,834,994
		55,606,212
FINANCE—CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36(e)	5,000,000	5,193,750
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(a),(b)	60,000	5,516,250

	Number of Shares	Value
INSURANCE 3.9%
LIFE/HEALTH INSURANCE 0.3%
Lincoln National Corp., due 5/17/66(e)	4,500,000	$4,511,250
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Prudential PLC, 7.750%, due 6/23/16, Series EMTN	5,000,000	5,075,000
MULTI-LINE 1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a),(e)	7,900,000	8,532,000
MetLife Capital Trust X, due 4/8/38, 144A(a),(e),(h)	8,500,000	10,306,250
		18,838,250
MULTI-LINE—FOREIGN 0.2%
Old Mutual Capital Funding, 8.00%, due 5/29/49(f)	3,500,000	3,482,500
PROPERTY CASUALTY 1.0%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(e)	6,000,000	6,030,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(e)	8,000,000	10,480,000
		16,510,000
PROPERTY CASUALTY— FOREIGN 0.5%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	7,070,000	8,961,225
REINSURANCE—FOREIGN 0.5%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a),(e)	8,000,000	7,600,000
TOTAL INSURANCE		64,978,225
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Centaur Funding Corp., 9.089%, due 4/21/20, 144A(a)	15,889	17,597,068
PIPELINES 1.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(e),(h)	15,000,000	15,941,430
Enterprise Products Operating LP, 8.375%, due 8/1/66(e),(h)	14,930,000	16,141,764
		32,083,194

	Number of Shares	Value
UTILITIES—MULTI UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A(e)	10,479,000	$10,975,474
PPL Capital Funding, 6.70%, due 3/30/67, Series A(e)	10,282,000	10,152,930
		21,128,404
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$229,119,276)		254,614,593

	Principal Amount
CORPORATE BONDS 1.8%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(e)	$6,000,000	5,534,238
INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Citizens Communications Co., 9.00%, due 8/15/31(e),(h)	14,950,000	15,361,125
Embarq Corp., 7.995%, due 6/1/36(e)	8,076,000	9,131,210
		24,492,335
TOTAL CORPORATE BONDS (Identified cost—$29,088,508)		30,026,573

	Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(i)	11,000,000	11,000,000
State Street Institutional Liquid Reserves Fund, 0.19%(i)	11,000,000	11,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,000,000)		22,000,000

			Value

TOTAL INVESTMENTS (Identified cost—$2,240,189,995)	150.1%		$2,499,345,505

WRITTEN CALL OPTIONS	(0.1)		(1,110,354)

LIABILITIES IN EXCESS OF OTHER ASSETS	(50.0)		(832,805,764)

NET ASSETS (Equivalent to $19.37 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,665,429,387

		Number of Contracts

WRITTEN CALL OPTION
Enel S.p.A., EUR Strike Price 4.34, 5/20/11 (Premiums Received - $388,212)		4,272,000	$(1,110,354)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.9% of net assets of the Fund, of which 0.8% is illiquid.
(b)	Illiquid security. Aggregate holdings equal 0.9% of net assets of the Fund.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.1% of net assets of the Fund.

(d)	Non-income producing security.

(e)	A portion or all of the security is pledged in connection with the revolving credit agreement: $1,707,099,285 has been pledged as collateral.
(f)	A portion of the security is segregated as collateral for interest rate swap transactions: $32,321,744 has been segregated as collateral.
(g)	A portion or all of the security is pledged in connection with written option contracts: $2,328,010 has been pledged to brokers.
(h)	A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $755,415,947.
(i)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Interest rate swaps outstanding at March 31, 2011 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(resets monthly)	Termination	Appreciation
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative
Products AG	$35,000,000	3.510%	0.254%	December 22, 2012	$(1,673,882)
Merrill Lynch Derivative	$70,000,000	3.600%	0.248%	January 29, 2014	(4,384,958)
Products AG
Royal Bank of Canada	$35,000,000	3.525%	0.254%	October 17, 2012	(1,560,290)
Royal Bank of Canada	$40,000,000	3.498%	0.254%	November 22, 2012	(1,830,915)
Royal Bank of Canada	$72,000,000	3.615%	0.248%	March 29, 2014	(4,651,536)
Royal Bank of Canada	$40,000,000	3.634%	0.248%	March 31, 2014	(2,603,125)
Royal Bank of Canada	$100,000,000	1.865%	0.256%	June 13, 2015	673,894
Royal Bank of Canada	$120,000,000	2.474%	0.258%	February 10, 2016	(1,088,142)
UBS AG	$35,000,000	2.905%	0.250%	May 25, 2012	(983,973)
UBS AG	$60,000,000	3.639%	0.254%	April 17, 2013	(3,427,124)
					$(21,530,051)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2011.

Limited Access

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$2,566,000	$—	$—	$2,566,000
Common Stock — Other Industries	1,969,523,126	1,969,523,126	—	—
Preferred Securities — $25 Par Value — Bank	37,764,758	33,055,378	—	4,709,380
Preferred Securities — $25 Par Value — Multi-Line — Foreign	26,239,939	17,916,445	8,323,494	—
Preferred Securities — $25 Par Value — Reinsurance — Foreign	10,634,726	6,679,726	3,955,000	—
Preferred Securities — $25 Par Value — Electric — Integrated	10,131,315	5,161,000	4,970,315	—
Preferred Securities — $25 Par Value — Other Industries	135,844,475	135,844,475	—	—
Preferred Securities — Capital Securities — Food	5,516,250	—	—	5,516,250
Preferred Securities — Capital Securities — Other Industries	249,098,343	—	249,098,343	—
Corporate Bonds	30,026,573	—	30,026,573	—
Money Market Funds	22,000,000	—	22,000,000	—
Total Investments	$2,499,345,505	$2,168,180,150	$318,373,725	$12,791,630
Other Financial Instruments*	$(22,640,405)	—	$(22,640,405)	—

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are interest rate swap contracts and written call options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock — Bank	Preferred Securities — Capital Securities	Preferred Securities — $25 Par
Balance as of December 31, 2010	$7,921,000	2,566,000	5,355,000	—
Change in unrealized appreciation (depreciation)	134,555	—	161,250	(26,695)
Purchases	4,736,075	—	—	4,736,075
Balance as of March 31, 2011	$12,791,630	2,566,000	5,516,250	4,709,380

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred stock has been deemed illiquid and was valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock is illiquid and has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Equity contracts	$(1,110,354)
Interest rate contracts	(21,530,051)
$(22,640,405)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the three months ended March 31, 2011, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2010	—	$—
Options written	8,622,000	720,976
Options terminated in closing transactions	(4,350,000)	(332,764)

Options outstanding at March 31, 2011	4,272,000	$388,212

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$301,162,146
Gross unrealized depreciation	(42,006,636)
Net unrealized appreciation	$259,155,510
Cost for federal income tax purposes	$2,240,189,995

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011